Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the expected income tax provision at the federal statutory rate and the reported income tax provision is approximately as follows:

(in thousands)	Year Ended December 31, 2021	Year Ended December 31, 2020
Federal income tax at statutory rate	$(10,566)	$(3,280)
State income tax, net of federal benefit	(3,042)	(960)
Permanent differences	116	226
Tax credits generated in current year	(1,617)	(628)
Valuation allowance change	15,086	4,506
Other	23	136
Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities	Components of the Company’s deferred tax assets are as follows:

(in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets
Depreciation and amortization	$11,928	$4,414
Loss carryforwards	7,319	3,348
Lease liabilities	8,122	1,296
Tax credit carryforwards	2,800	1,183
Equity-based compensation	1,813	64
Other accruals and reserves	41	—
Total deferred tax assets	32,023	10,305
Valuation allowance for deferred tax assets	(24,078)	(8,991)
Total deferred tax assets, net of valuation allowance	$7,945	$1,314

Deferred tax liability
Right-of-use assets	(7,945)	(1,314)
Net deferred tax assets (liability)	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of the liability for uncertain tax positions, excluding potential interest and penalties, is as follows:

(in thousands)	December 31, 2021
Balance as of December 31, 2020	$391
Increase based on current year tax positions	446
Balance as of December 31, 2021	$837